Acquisitions and disposals - Schedule of purchase of subsidiaries (Detail) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Acqusition For Subsidiary [Line Items]
Net cash acquired	€ 27	€ 0